Earnings Per Share and Stockholders’ Equity (Details Narrative) - USD ($)											3 Months Ended	9 Months Ended
	Aug. 21, 2024	Jul. 30, 2024	Jul. 22, 2024	May 02, 2024	Apr. 30, 2024	Feb. 16, 2024	Jan. 02, 2024	Jul. 10, 2023	Jun. 01, 2023	Mar. 07, 2023	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Exchanged aggregate amount												$ 1,000,000
Cancelled shares upon conversion												330,000
Common stock, par value												$ 0.01		$ 0.01
Deferred offering costs												$ 0		$ 512,758
Warrants exercise price												$ 2.26		$ 0
Purchase price											$ 17,000,000
Stock expense												$ 679,699
Unrecognized stock compensation expense												496,661
Executive Officers And Board Members [Member]
Issuance of restricted shares					937,249
Share price					$ 1.20
Issuance of restricted shares, value					$ 1,174,698
Chief Executive Officer [Member]
Issuance of restricted shares				40,650
Share price				$ 1.23
Issuance of restricted shares, value				$ 1,174,698
Board Members [Member]
Share price		$ 1.79
Vested restricted shares of common stock		23,743
Stock compensation expense related to issuance of shares		$ 42,500
Board Of Directors [Member]
Reverse stock spli								1-for-2 reverse stock split
IPO [Member]
Issuance of common stock						1,250,000
Total net proceeds from IPO completion						$ 3,849,555
Deferred offering costs														$ 1,150,445
Share price						$ 4.00
IPO [Member] | Direct Deduction From Proceeds [Member]
Deferred offering costs												510,000
IPO [Member] | Cash Disbursements [Member]
Deferred offering costs												$ 127,687
IPO [Member] | Paid Prior Year [Member]
Deferred offering costs														$ 512,758
January 2023 Engagement [Member]
Issuance of common stock										75,000
Share price										$ 8.00
Stock compensation expense related to issuance of shares										$ 600,000
Prior Chief Executive Officer [Member]
Stock issued for compensation, shares							16,086
Stock issued for compensation, value							$ 64,344
Underwriters [Member] | IPO [Member]
Warrants issued, shares						62,500
Warrants issued, value						$ 250,000
Warrants exercise price						$ 5.00
Two Exchange Agreements [Member] | Investors [Member]
Exchanged aggregate amount	$ 1,000,000
Warrants issued for debt	630,000
Red Cat [Member]
Issuance of common stock under acquisition						4,250,000
Purchase price						$ 17,000,000
Series B Preferred Stock [Member]
Preferred stock, par value												$ 0.01		$ 0.01
Converted shares												140
Shares converted for debt												250,000		950,000
Cancelled shares upon conversion												140
Cancelled shares upon conversion									50
Convertible Common Stock [Member]
Converted shares												700,000
Cancelled shares upon conversion									250,000
Convertible Common Stock [Member] | Red Cat [Member]
Converted shares			4,250,000
Series A Preferred Stock [Member]
Preferred stock, par value												$ 0.01		$ 0.01
Shares converted for debt												4,250,000		0
Series A Preferred Stock [Member] | Red Cat [Member]
Converted shares			4,250
Series C Preferred Stock [Member]
Preferred stock, par value												$ 0.01		$ 0.01
Shares converted for debt												630,000		0
Series C Preferred Stock [Member] | Two Exchange Agreements [Member] | Investors [Member]
Shares converted for debt	210
Series A Convertible Preferred Stock [Member]
Anti-dilutive shares												4,250,000	0
Series B Convertible Preferred Stock [Member]
Anti-dilutive shares												250,000	950,000
Series C Convertible Preferred Stock [Member]
Anti-dilutive shares												630,000	0
Share-Based Payment Arrangement, Option [Member]
Anti-dilutive shares												330,000
Common Stock Warrants [Member]
Anti-dilutive shares												62,500
Warrants Issued Related To Debt Conversion [Member]
Anti-dilutive shares												630,000
Convertible Note Common Stock [Member]
Anti-dilutive shares												1,507,538